Basis of Financial Presentation and Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basis of Presentation
Homebuilding expenses	$ 405,538	$ 198,885	$ 91,519
Selling, general and administrative expenses	79,586	50,305	35,638
Prepaid expenses and other assets	17,144	15,245
Senior Notes, net	320,846	294,221
Reclassifications
Basis of Presentation
Homebuilding expenses	(62,700)	(34,400)	(19,700)
Selling, general and administrative expenses	62,700	34,400	$ 19,700
Accounting Standards Update No. 2015-03, Interest-Imputation of Interest | Reclassifications
Basis of Presentation
Prepaid expenses and other assets	(5,900)	(5,700)
Senior Notes, net	$ (5,900)	$ (5,700)